Earnings Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings Per Share
9. Earnings Per Share
A reconciliation of the number of shares in the calculation of basic and diluted earnings (loss) per share follows:

	Year Ended December 31,
	2021	2020	2019

	(in thousands)
Basic earnings (loss) per share:
Numerator:
Net income (loss)	$113	$(7,158)	$(2,512)
Net income (loss) available to common stockholders	$113	$(7,158)	$(2,512)
Denominator:
Weighted-average common shares outstanding used in computing basic earnings (loss) per share	167,460	158,124	158,124
Basic earnings (loss) per share	$0.00	$(0.05)	$(0.02)

Diluted earnings (loss) per share:
Numerator:
Net income (loss) available to common stockholders	$113	$(7,158)	$(2,512)
Denominator:
Weighted-average shares used in computing basic earnings (loss) per share	167,460	158,124	158,124
Add dilutive impact of employee equity plans	1,207	—	—
Weighted-average shares used in computing diluted earnings (loss) per share	168,667	158,124	158,124
Diluted earnings (loss) per share	$0.00	$(0.05)	$(0.02)
The following weighted-average outstanding shares of common stock equivalents were excluded from the computation of the diluted net income per share attributable to common stockholders for the periods presented because their effect would have been anti-dilutive or for which the performance condition had not been met at the end of the period:

	Year Ended December 31,
	2021	2020	2019

	(in thousands)
Restricted stock units	203	—	—
Total anti-dilutive shares	203	—	—
The calculation of diluted earnings per share requires us to make certain assumptions related to the use of proceeds that would be received upon the assumed exercise of stock options, purchase of restricted stock or proceeds from the employee stock purchase plan.